Leases - Schedule of Future Minimum Payments Under Operating Leases (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Future Minimum Payments Under Operating Leases [Abstract]
For the year ending March 31, 2026	$ 165,868
Total lease payments	165,868
Less: imputed interest	(5,160)
Total operating lease liabilities, net of interest	$ 160,708	$ 151,560